Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	28,233,181
Proposed Maximum Offering Price per Unit	0.54
Maximum Aggregate Offering Price	$ 15,245,917.74
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,334.15
Offering Note	a Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's Common Shares that may be issued in connection with a stock dividend, stock split, recapitalization or similar transactions. b Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457 under the Securities Act, based on the average of the high and low prices of the Common Shares on the Nasdaq Capital Market on September 2, 2025. c Consists of 28,233,181 Common Shares that are issuable upon exercise of warrants.